UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2671

DWS Municipal Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period:08/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of August 31, 2007 (Unaudited)

DWS High Yield Tax Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 90.5%
Alabama 1.4%
Birmingham, AL, Waterworks & Sewer Board Revenue:
Series A, 5.0%, 1/1/2020 (a)	1,505,000	1,581,063
Series A, 5.0%, 1/1/2021 (a)	825,000	864,113
Series A, 5.0%, 1/1/2022 (a)	1,130,000	1,180,048
Series A, 5.0%, 1/1/2023 (a)	1,110,000	1,155,721
Camden, AL, Industrial Development Board Revenue, Weyerhaeuser, Series A, 6.125%, 12/1/2024	1,000,000	1,066,390
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, 5.75%, 6/1/2031	3,700,000	3,991,005
Southeast, AL, Gas District Revenue, Supply Project, Series A, 3.98% *, 8/1/2027	1,500,000	1,500,000

Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	2,000,000	2,001,120

		13,339,460
Alaska 0.3%
Anchorage, AK, State General Obligation, 5.5%, 7/1/2018 (a)	2,680,000	2,894,641
Arizona 0.8%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2024	3,395,000	3,433,907
Arizona, Water & Sewer Revenue, Water Infrastructure Finance Authority, Series A, Prerefunded, 5.375%, 10/1/2013	3,625,000	3,856,565

		7,290,472
California 14.6%
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.875%, 5/1/2016	4,500,000	4,971,555
California, Housing Finance Agency Revenue, Home Mortgage, Series C, AMT, 3.95% *, 8/1/2037	3,300,000	3,300,000
California, Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2020	4,000,000	4,274,720
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.625%, 6/1/2038	15,110,000	16,413,237
Series A-1, 5.75%, 6/1/2047	1,665,000	1,620,478
Series 2003-A-1, 6.75%, 6/1/2039	17,750,000	20,397,945
California, State General Obligation:
5.0%, 2/1/2020	11,105,000	11,464,136
5.25%, 2/1/2019	8,000,000	8,373,440
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2019	3,825,000	4,080,663
California, Whittier Union High School District, 5.0%, 8/1/2016 (a)	2,980,000	3,186,454
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, Prerefunded, 7.1%, 1/1/2011	4,415,000	4,838,487
Series A, Prerefunded, 7.15%, 1/1/2014	2,875,000	3,153,703
Los Angeles County, CA, Public Works Financing Authority Lease Revenue, Master Project, Series A, 5.0%, 12/1/2017 (a)	5,310,000	5,624,936
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, Series C, AMT, 7.5%, 12/1/2024	6,035,000	6,586,599
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT, Series A, 7.375%, 9/1/2027	920,000	948,456
Sacramento, CA, Municipal Utility District Electric Revenue, Series R, 5.0%, 8/15/2015 (a)	11,220,000	12,067,334
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	3,985,000	3,995,839
San Joaquin Hills, CA, Transportation Corridor Agency:
Prerefunded, 7.6%, 1/1/2011	5,000,000	5,164,550
Prerefunded, 7.65%, 1/1/2012	15,000,000	15,496,050
Prerefunded, 7.65%, 1/1/2013	4,000,000	4,132,280

		140,090,862
Colorado 3.8%
Colorado, Health Facilities Authority Revenue, Adventist Health Sunbelt, Series D, 5.125%, 11/15/2029	8,000,000	8,005,200
Colorado, Hospital & Healthcare Revenue, Health Facilities Authority, Hospital-Portercare Adventist Health, 6.625%, 11/15/2026	2,000,000	2,240,840
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, 7.125%, 6/15/2041	8,000,000	8,409,760
Denver, CO, Airport Revenue, AMT, Series D, 7.75%, 11/15/2013	9,775,000	10,721,220
Denver, CO, City & County Single Family Mortgage Revenue, Metro Mayors Caucus, AMT, 5.25%, 11/1/2040	4,000,000	4,101,720
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,501,976

		35,980,716

Connecticut 1.4%
Mashantucket, CT, Project Revenue, Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010	2,000,000	1,747,480
Series B, 144A, Zero Coupon, 9/1/2011	2,000,000	1,661,480
Series B, 144A, Zero Coupon, 9/1/2012	2,000,000	1,581,580
Series B, 144A, Zero Coupon, 9/1/2013	2,000,000	1,494,960
Series B, 144A, Zero Coupon, 9/1/2014	2,000,000	1,407,740
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Western Pequot Tribe:
Series B, 144A, 5.7%, 9/1/2012	1,000,000	1,013,760
Series A, Prerefunded, 144A, 6.4%, 9/1/2011	1,205,000	1,217,050
Mohegan Tribe, CT, Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,833,350

		12,957,400
Delaware 0.3%
Delaware, Industrial Development Revenue, 6.375%, 5/1/2027	2,000,000	2,067,820
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series A, 6.0%, 1/1/2035	1,000,000	1,000,550

		3,068,370
Florida 2.8%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	455,000	467,035
Highlands County, FL, Health Facilities Authority Revenue, Adventist Sunbelt, Series A, 6.0%, 11/15/2031	1,000,000	1,095,480
Highlands County, FL, Hospital & Healthcare Revenue, Health Facilities Authority, Adventist Hospital, Series D, 5.875%, 11/15/2029	4,000,000	4,437,240
Hillsborough County, FL, Hospital & Healthcare Revenue, Industrial Development Authority, University Community Hospital Project, Series A, 5.625%, 8/15/2019	3,425,000	3,462,914
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	6,400,000	6,907,456
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	1,029,210
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2025 (a)	3,745,000	3,842,445
South Miami, FL, Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group:
5.0%, 8/15/2023	5,000,000	5,060,500
5.0%, 8/15/2024	1,000,000	1,009,740

		27,312,020
Georgia 0.9%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	3,056,460
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,235,000	1,151,292
Georgia, Municipal Electric Authority, Power Revenue:
Series 2005-Z, 5.5%, 1/1/2012	1,295,000	1,348,720
Series Z, Prerefunded, 5.5%, 1/1/2012	80,000	84,006
Rockdale County, GA, Resource Recovery Revenue, Development Authority, Visy Paper, Inc. Project, AMT, 7.4%, 1/1/2016	3,050,000	3,050,640

		8,691,118
Guam 0.1%
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,309,347
Illinois 1.6%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029 (a)	1,000,000	1,035,020
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A:
5.875%, 2/15/2026	1,225,000	1,227,793
5.875%, 2/15/2038	500,000	489,100

Illinois, Health Facilities Authority Revenue, Benedict State, Series 2003A-1, 6.9%, 11/15/2033	3,000,000	3,011,880
Kane County, IL, School District General Obligation, School District No. 129 Aurora West Side, Series A, 5.75%, 2/1/2018 (a)	4,370,000	4,736,425
Southern, IL, University Revenue, Housing & Auxiliary Facilities System, Series A, 5.0%, 4/1/2015 (a)	3,130,000	3,337,112
Winnebago County, IL, School District General Obligation, School District No. 122, Series 3, 6.45%, 6/1/2008 (a)	1,500,000	1,529,790

		15,367,120
Indiana 1.0%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,677,427
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	1,000,000	968,550
Indiana, Senior Care Revenue, Health Facilities Finance Authority, Franciscan Eldercare Community Services, 5.875%, 5/15/2029	2,300,000	2,291,651
North Manchester, IN, Senior Care Revenue, 7.25%, 7/1/2033	3,000,000	3,070,650
St. Joseph County, IN, Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A, 6.0%, 5/15/2026	235,000	237,752
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.5%, 9/1/2027	1,000,000	942,770

		9,188,800
Iowa 0.9%
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	5,335,000	4,893,689
Wapello County, IA, Hospital & Healthcare Revenue, Ottumwa Regional Health Center Project, 6.375%, 10/1/2031	3,000,000	3,348,780

		8,242,469
Kansas 2.1%
Lenexa, KS, Hospital & Healthcare Revenue, Series C, 6.875%, 5/15/2032	1,750,000	1,991,167
Manhattan, KS, Senior Care Revenue, Meadowlark Hills Retirement, Series A, 6.5%, 5/15/2028	1,000,000	1,054,850
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	8,000,000	8,432,240
Wichita, KS, Hospital & Healthcare Revenue:
Series 3, 5.5%, 11/15/2025	1,300,000	1,331,460
Series 3, 5.625%, 11/15/2031	3,750,000	3,841,275
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	3,600,000	3,533,076

		20,184,068
Kentucky 1.0%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, Prerefunded, 6.625%, 10/1/2028	4,305,000	4,703,729
Series A, 6.625%, 10/1/2028	1,195,000	1,279,307
Kentucky, Transportation/Tolls Revenue, State Turnpike Authority, Revitalization Project, Series A, 5.5%, 7/1/2014 (a)	3,210,000	3,528,432

		9,511,468
Maryland 3.6%
Anne Arundel County, MD, General Obligation, National Business Park Project, Prerefunded, 144A, 7.375%, 7/1/2028	1,966,000	2,185,091
Maryland, Higher Education Revenue, Collegiate Housing Foundation, Series A, Prerefunded, 5.75%, 6/1/2031	1,000,000	1,052,560
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	2,500,000	2,728,150
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.625%, 12/1/2022	12,000,000	13,088,760
Maryland, State & Local Facilities Loan, Second Series, 5.0%, 8/1/2022	10,000,000	10,572,400

Maryland, State Health & Higher Educational Facilities Authority Revenue, King Farm Presbyterian Community, Series B, 4.75%, 1/1/2013	5,000,000	4,910,850

		34,537,811
Massachusetts 5.0%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT:
6.5%, 9/1/2035	3,955,000	3,991,426
8.0%, 9/1/2035	990,000	973,299
Massachusetts, Health & Educational Facilities Authority Revenue, Caritas Christi Obligation, Series B, 6.25%, 7/1/2022	1,750,000	1,822,992
Massachusetts, Health & Educational Facilities Authority Revenue, Milford-Whitinsville Hospital, Series D, 6.5%, 7/15/2023	2,685,000	3,023,686
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	3,800,000	4,591,806
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Partners Healthcare System, Series B, 5.125%, 7/1/2019	1,185,000	1,211,307
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, South Shore Hospital:
Series F, 5.625%, 7/1/2019	1,000,000	1,023,580
Series F, 5.75%, 7/1/2029	4,000,000	4,081,120
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,795,000	3,897,541
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	2,000,000	2,504,000
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	7,841,050
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2022	2,250,000	2,137,680
Massachusetts, State Water Resources Authority, Series A, 5.25%, 8/1/2016 (a)	10,000,000	10,908,300

		48,007,787
Michigan 2.9%
Delta County, MI, Pollution Control Revenue, Economic Development Corp., Series A, 6.25%, 4/15/2027	5,000,000	5,533,550
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority:
Zero Coupon, 7/1/2011	3,150,000	2,670,979
Zero Coupon, 7/1/2012	3,150,000	2,551,217
Detroit, MI, School District General Obligation:
Series A, 5.5%, 5/1/2016 (a)	1,500,000	1,616,340
Series A, 5.5%, 5/1/2018 (a)	1,565,000	1,686,381
Series A, 5.5%, 5/1/2019 (a)	1,200,000	1,293,072
Detroit, MI, Sewer Disposal Revenue, Series D, 4.191% *, 7/1/2032 (a)	1,615,000	1,590,969
Kalamazoo, MI, Industrial Development Revenue, Economic Development Corp., Series A, 7.5%, 5/15/2029	2,000,000	2,209,500
Kentwood, MI, Economic Development, Limited Obligation, Holland Home, Series A, 5.375%, 11/15/2036	2,000,000	1,863,600
Kentwood, MI, Industrial Development Revenue, Economic Development, Series A, 6.0%, 11/15/2032	1,750,000	1,832,303
Michigan, Senior Care Revenue, Strategic Fund Limited, 5.75%, 11/15/2018	1,500,000	1,543,815
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health System, Series A, 5.0%, 11/15/2016	1,125,000	1,163,340
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	2,000,000	2,130,740

		27,685,806
Minnesota 0.2%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Benedictine Health Systems, St. Mary:
5.375%, 2/15/2022	1,000,000	1,023,770

5.5%, 2/15/2023	1,000,000	1,029,490

		2,053,260
Mississippi 0.1%
Mississippi, Sales & Special Tax Revenue, Development Bank, Diamond Lakes Utilities, Series A, 6.25%, 12/1/2017	1,200,000	1,202,388
Missouri 2.2%
Branson, MO, Regional Airport Transportation Development, District Airport Revenue, Series B, AMT, 6.0%, 7/1/2037	1,250,000	1,181,300
Florissant, MO, Industrial Development Revenue, Desmet Acquisition, Series A, 8.5%, 8/15/2030	6,505,000	7,029,108
Florissant, MO, Industrial Development Revenue, St. Catherine Acquisition, Series B, 9.0%, 8/15/2030	3,070,000	3,315,017
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	1,026,530
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	7,600,000	8,458,724

		21,010,679
Nebraska 0.3%
Nebraska, Central Plains Energy Project Revenue, Project No. 1, Series A, 5.25%, 12/1/2021	3,000,000	3,092,550
Nevada 1.7%
Clark County, NV, County General Obligation, 5.5%, 6/1/2015 (a)	5,000,000	5,315,350
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas Monorail Project, 7.375%, 1/1/2030	6,000,000	6,035,880
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	4,919,500

		16,270,730
New Hampshire 0.9%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood Heritage Heights, Series A, 5.35%, 1/1/2026	1,035,000	981,532
New Hampshire, Higher Education Revenue, Health & Educational Facilities Authority, New Hampshire College Issue, 7.4%, 1/1/2023	2,000,000	2,243,260
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,765,824
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	1,485,000	1,491,831
5.625%, 7/1/2018	1,615,000	1,616,534

		9,098,981
New Jersey 1.7%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	1,034,960
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,165,000	1,211,623
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)	1,430,000	1,478,377
Series A, 5.0%, 7/1/2023 (a)	1,770,000	1,824,605
New Jersey, Economic Development Authority Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	2,678,200
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,430,643
New Jersey, Tobacco Settlement Financing Corp., 6.25%, 6/1/2043	5,500,000	6,179,195

		15,837,603
New York 5.0%
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, 8.25%, 11/15/2030	3,000,000	3,403,920
New York, Liberty Development Corp. Revenue, National Sports Museum Project, Series A, 6.125%, 2/15/2019	2,500,000	2,535,450

New York, State Agency General Obligation Lease, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013	2,750,000	2,916,210
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 3/15/2017 (a)	3,000,000	3,193,140
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	2,750,000	2,925,698
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2016 (a)	2,500,000	2,671,125
New York, Transportation/Tolls Revenue, Transportation Authority, Series A, 5.75%, 7/1/2018	7,000,000	7,906,850
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	8,000,000	8,362,720
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT:
7.75%, 8/1/2031	5,000,000	5,744,400
8.0%, 8/1/2028	3,000,000	3,475,680
New York City, NY, Transitional Finance Authority Revenue:
Series B, 5.5%, 2/1/2016	1,580,000	1,678,576
Series B, Prerefunded, 5.5%, 2/1/2016	420,000	449,072
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,627,275
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	1,214,025

		48,104,141
North Carolina 0.5%
North Carolina, Electric Revenue, Municipal Power Agency:
Series F, 5.5%, 1/1/2016	1,000,000	1,028,970
Series F, 5.5%, 1/1/2017	1,495,000	1,534,782
Series B, 6.375%, 1/1/2013	2,075,000	2,187,071

		4,750,823
North Dakota 0.4%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, 7.125%, 8/15/2024	3,750,000	4,126,162
Ohio 1.1%
Franklin County, OH, Hospital & Healthcare Revenue, Health Care Facilities, Ohio Presbyterian Retirement Service, Series A, 7.125%, 7/1/2029	1,000,000	1,125,010
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (a)	5,860,000	6,236,271
Ohio, Transportation/Tolls Revenue, Turnpike Authority, Series B, 5.5%, 2/15/2013 (a)	3,000,000	3,256,020

		10,617,301
Oregon 1.1%
Clackamas County, OR, North Clackamas School District No. 12, Series B, Zero Coupon, 6/15/2023 (a)	10,420,000	9,010,903
Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project, 3.96% *, 7/1/2036, KBC Bank NV (b)	1,380,000	1,380,000

		10,390,903
Pennsylvania 4.3%
Allegheny County, PA, Hospital & Healthcare Revenue, Hospital Development Authority, West Pennsylvania Allegheny Health Services:
Series B, 9.25%, 11/15/2022	2,000,000	2,361,980
Series B, 9.25%, 11/15/2030	4,630,000	5,467,984
Bucks County, PA, Industrial Development Authority, Retirement Community Revenue, Ann's Choice, Inc. Facility, Series A, 6.25%, 1/1/2035	2,250,000	2,271,398
Chester County, PA, Senior Care Revenue, Health & Education Facilities Authority, Jenners Pond, Inc. Project, 7.625%, 7/1/2034	1,750,000	2,065,245

Delaware County, PA, Project Revenue, Authority First Management, White Horse Village Project, Series A, 7.625%, 7/1/2030	1,000,000	1,109,740
Delaware Valley, PA, County General Obligation, Regional Financial Authority, 5.75%, 7/1/2017	6,250,000	6,970,062
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,426,040
Montgomery County, PA, Senior Care Revenue, Higher Education & Health Authority, Philadelphia Geriatric Center, Series A, 7.25%, 12/1/2027	3,125,000	3,393,062
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	5,095,000	5,416,291
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, AMT, Series A, 6.125%, 11/1/2021	700,000	725,732
Pennsylvania, State General Obligation, 5.0%, 1/1/2017	4,000,000	4,261,920
Westmoreland County, PA, Industrial Development Authority Revenue, Redstone Retirement Community, Series A, 5.875%, 1/1/2032	1,000,000	989,690
Westmoreland County, PA, Senior Care Revenue, Industrial Development Authority, Health Care Facilities-Redstone, Series B, 8.125%, 11/15/2030	3,000,000	3,385,410

		40,844,554
Puerto Rico 0.2%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,545,646
Rhode Island 0.2%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	1,750,000	1,788,045
South Carolina 2.9%
Berkeley County, SC, General Obligation, School District:
Prerefunded, 5.5%, 1/15/2017 (a)	620,000	670,028
5.5%, 1/15/2017 (a)	8,350,000	9,023,761
Charleston County, SC, Hospital Facilities Revenue, CareAlliance Health Services, 3.96% *, 8/15/2030, Bank of America NA (b)	1,000,000	1,000,000
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,520,970
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Bon Secours Health Systems, Inc., Series A, 5.625%, 11/15/2030	5,000,000	5,085,150
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	4,820,000	5,606,624
Series C, 7.0%, 8/1/2030	600,000	696,372
Series A, Prerefunded, 7.375%, 12/15/2021	3,500,000	3,952,795

		27,555,700
South Dakota 0.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	1,005,650
Tennessee 2.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	2,500,000	2,555,325
5.0%, 12/15/2018	2,160,000	2,207,563
Elizabethton, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board, Series B, 8.0%, 7/1/2033	3,000,000	3,432,510
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, 7.5%, 7/1/2033	5,000,000	5,672,850
Shelby County, TN, Health Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care:
EMT, 6.5%, 9/1/2026	1,870,000	2,109,285
Prerefunded, 6.5%, 9/1/2026	3,130,000	3,530,515
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.25%, 9/1/2018	8,000,000	8,343,120

		27,851,168

Texas 10.1%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	3,774,330
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	2,487,325
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 4.388%, 4/1/2027**	4,950,000	3,864,366
Conroe, TX, Independent School District, School Building:
5.0%, 2/15/2024	3,710,000	3,814,214
5.0%, 2/15/2025	4,315,000	4,424,040
Fort Bend, TX, General Obligation, Independent School District, Series A, 5.25%, 8/15/2025	4,445,000	4,620,577
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, Series A, 5.125%, 12/1/2023	1,175,000	1,186,950
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Memorial Hermann Healthcare Systems, Series A, 6.375%, 6/1/2029	4,460,000	4,902,521
Hidalgo County, TX, Health Services, Mission Hospital:
Prerefunded, 6.75%, 8/15/2016	1,605,000	1,649,523
6.75%, 8/15/2016	1,895,000	1,935,724
Prerefunded, 6.875%, 8/15/2026	2,290,000	2,356,067
6.875%, 8/15/2026	2,710,000	2,767,289
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	10,100,000	10,419,867
Jefferson County, TX, County General Obligation:
5.75%, 8/1/2015 (a)	3,075,000	3,336,344
5.75%, 8/1/2017 (a)	1,185,000	1,280,748
Lubbock, TX, Health Facilities Development Corp. Revenue, First Mortgage Carillon Project, Series A, 6.5%, 7/1/2019	2,395,000	2,529,024
Plano, TX, Independent School District:
Prerefunded, 5.375%, 2/15/2016	3,300,000	3,477,705
5.375%, 2/15/2016	1,700,000	1,785,850
San Antonio, TX, Gas & Electric System, 5.375%, 2/1/2020	2,500,000	2,665,425
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.0%, 2/15/2022	2,000,000	2,026,280
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., 6.7%, 11/15/2030	2,500,000	2,744,800
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	5,000,000	5,154,550
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024	10,000,000	10,343,500
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	2,089,900
Tom Green County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Shannon Health System Project, 6.75%, 5/15/2021	1,000,000	1,053,410
Travis County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Ascension Health, Series A, Prerefunded, 6.25%, 11/15/2015 (a)	10,000,000	10,628,000

		97,318,329
Utah 0.2%
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	2,000,000	2,179,040
Vermont 0.1%
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, AMT, 144A, 8.25%, 6/15/2020 (c)	795,000	795,541
Virginia 1.1%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	3,000,000	3,253,500
Virginia, Peninsula Town Center Community Development Authority Revenue, Special Obligation, 6.45%, 9/1/2037 (e)	3,000,000	3,012,060
Virginia, Senior Care Revenue, 7.375%, 12/1/2032	3,500,000	4,180,330

		10,445,890

Washington 5.8%
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (a)	4,885,000	5,385,859
Tacoma, WA, Electric Revenue, Series A, 5.75%, 1/1/2016 (a)	5,000,000	5,366,700
Washington, Electric Revenue, Energy Northeast Electric, Series A, 5.75%, 7/1/2018 (a)	3,500,000	3,768,940
Washington, Electric Revenue, Energy Northwest, Columbia Station, Series A, 5.0%, 7/1/2024	10,000,000	10,305,400
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	10,000,000	11,062,100
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016	2,500,000	3,044,125
Washington, State Housing Finance Commission, Multi-Family Revenue, Park Vista Retirement Project, Series A, AMT, 3.95% *, 3/1/2041, Bank of America NA (b)	3,100,000	3,100,000
Washington, Various Purpose, Series 2007-A, 5.0%, 7/1/2023 (a)	10,000,000	10,371,600
Whatcom County, WA, General Obligation, Washington School District No. 503, 5.5%, 12/1/2014 (a)	3,375,000	3,598,155

		56,002,879
West Virginia 0.6%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	980,000	1,036,664
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	4,020,000	4,400,573

		5,437,237
Wisconsin 1.8%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	5,354,350
Wisconsin, State General Obligation, Series 1, 5.5%, 5/1/2014 (a)	8,410,000	9,222,742
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	2,657,174

		17,234,266
Multi-State 0.5%
Non-Profit Preferred Funding Trust I, Series A1, 4.22%, 9/15/2037	5,000,000	4,920,700

Total Municipal Bonds and Notes (Cost $821,793,431)		867,139,901
Municipal Inverse Floating Rate Notes 24.2%
California 2.2%
California, State Department Water Resources, Power Supply Revenue, Series A, 5.375%, 5/1/2018 (a) (d)	3,750,000	4,063,125
Trust: California, State Department Water Resources, Power Supply Revenue, Series 309, 144A, 6.515%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
California, State General Obligation, 5.0%, 8/1/2020 (d)	10,400,000	10,823,592
Trust: California, Puttable Floating Option, Tax-Exempt Receipts, RITES-PA-1513, 144A, 7.22%, 8/1/2020, Leverage Factor at purchase date: 4 to 1
California, State Economic Recovery, Series A, 5.25%, 7/1/2015 (a)(d)	5,800,000	6,246,281
Trust: California, State Economic Recovery, Series 926, 144A, 6.092%, 7/1/2015, Leverage Factor at purchase date: 2 to 1

		21,132,998
District of Columbia 1.3%
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2014 (a) (d)	8,440,000	9,516,311
Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, RITES-PA-612A, 144A, 7.675%, 10/1/2014, Leverage Factor at purchase date: 2 to 1
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2016 (a) (d)	2,310,000	2,645,631

Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, RITES-PA-612B, 144A, 7.675%, 10/1/2016, Leverage Factor at purchase date: 2 to 1

		12,161,942
Florida 0.8%
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Series G, 5.125%, 11/15/2020 (d)	1,000,000	1,020,150
Trust: Florida, Puttable Floating Option Tax-Exempt Receipts, RITES-PA-1508-A, 144A, 5.91%, 11/15/2020, Leverage Factor at purchase date: 2 to 1
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Series G, 5.125%, 11/15/2021 (d)	2,000,000	2,032,880
Trust: Florida, Puttable Floating Option Tax-Exempt Receipts, RITES-PA-1508-B, 144A, 5.91%, 11/15/2021, Leverage Factor at purchase date: 2 to 1
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Series G, 5.125%, 11/15/2022 (d)	2,280,000	2,310,734
Trust: Florida, Puttable Floating Option Tax-Exempt Receipts, RITES-PA-1508-C, 144A, 5.91%, 11/15/2022, Leverage Factor at purchase date: 2 to 1
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Series G, 5.125%, 11/15/2023 (d)	2,425,000	2,452,374
Trust: Florida, Puttable Floating Option Tax-Exempt Receipts, RITES-1508-D, 144A, 5.907%, 11/15/2023, Leverage Factor at purchase date: 2 to 1

		7,816,138
Illinois 1.4%
Aurora, IL, Single Family Mortgage Revenue, Series C, AMT, 5.5%, 6/1/2045 (d)	7,000,000	7,356,650
Trust: Illinois, Puttable Floating Option Tax Exempt Receipts, RITES-PA-1499, AMT, 144A, 9.1%, 6/1/2045, Leverage Factor at purchase date: 4 to 1
Illinois, Municipal Electric Agency, Power Supply Revenue, Series A, 5.25%, 2/1/2023 (a) (d)	3,500,000	3,688,108
Illinois, Municipal Electric Agency, Power Supply Revenue, Series A, 5.25%, 2/1/2024 (a) (d)	2,500,000	2,634,363
Trust: Illinois, Municipal Electric Agency, Power Supply Revenue, Series 2094, 144A, 8.67%, 2/1/2015, Leverage Factor at purchase date: 4 to 1

		13,679,121
Massachusetts 2.4%
Massachusetts, Municipal Wholesale Electric Co., Power Supply, System Revenue Project, Series 6-A, 5.25%, 7/1/2016 (a) (d)	5,915,000	6,283,579
Massachusetts, Municipal Wholesale Electric Co., Power Supply, System Revenue Project, Series 6-A, 5.25%, 7/1/2015 (a) (d)	1,955,000	2,076,821
Massachusetts, Municipal Wholesale Electric Co., Power Supply, System Revenue Project, Series 6-A, 5.25%, 7/1/2014 (a) (d)	1,880,000	1,997,147
Massachusetts, Municipal Wholesale Electric Co., Power Supply, System Revenue Nuclear Project, Series 5-A, 5.25%, 7/1/2015 (a) (d)	1,570,000	1,667,831
Massachusetts, Municipal Wholesale Electric Co., Power Supply, System Revenue Nuclear Project, Series 5-A, 5.25%, 7/1/2014 (a) (d)	4,250,000	4,514,828
Massachusetts, Municipal Wholesale Electric Co., Power Supply, System Revenue Nuclear Project, Series 4-A, 5.25%, 7/1/2015 (a) (d)	3,750,000	3,983,672
Massachusetts, Municipal Wholesale Electric Co., Power Supply, System Revenue Nuclear Project, Series 4-A, 5.25%, 7/1/2014 (a) (d)	2,250,000	2,390,203
Trust: Massachusetts, Municipal Wholesale Electric Co. Power Supply System Revenue, Series 674, 144A, 8.235%, 7/1/2016, Leverage Factor at purchase date: 4 to 1

		22,914,081
Michigan 0.8%
Michigan State, Grant Anticipation Bonds, 5.25%, 9/15/2023 (a) (d)	7,500,000	8,015,850
Trust: Michigan State, Series 2081, 144A, 8.37%, 3/15/2015, Leverage Factor at purchase date: 4 to 1

Nevada 0.8%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022 (a) (d)	7,327,500	7,720,072
Trust: Clark County, NV, School District, Series 1976, 144A, 7.373%, 6/15/2015, Leverage Factor at purchase date: 4 to 1
New Jersey 1.1%
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series G, Prerefunded, 5.0%, 9/1/2019 (a) (d)	10,125,000	10,787,034
Trust: New Jersey, Economic Development Authority Revenue, RITES-PA-1253, 144A, 11.911%, 9/1/2011, Leverage Factor at purchase date: 10 to 1
New York 7.2%
New York, Long Island Power Authority, Electric System Revenue, Series D, 5.0%, 9/1/2023 (a) (d)	10,000,000	10,400,500
Trust: New York, Long Island Power Authority, Electric System Revenue, Series 1914, 144A, 7.43%, 9/1/2014, Leverage Factor at purchase date: 4 to 1
New York, Long Island Power Authority, Electric System Revenue, Series E, 5.0%, 12/1/2021 (a) (d)	4,000,000	4,185,140
Trust: New York, Long Island Power Authority, Electric System Revenue, Series 1917, 144A, 7.43%, 12/1/2014, Leverage Factor at purchase date: 4 to 1
New York, Long Island Power Authority, Electric System Revenue, Series E, 5.0%, 12/1/2022 (a) (d)	16,075,000	16,769,575
Trust: New York, Long Island Power Authority, Electric System Revenue, Series 1912 144A, 7.429%, 12/1/2014, Leverage Factor at purchase date: 4 to 1
California, State General Obligation, 5.0%, 6/1/2022 (a) (d)	8,000,000	8,397,800
Trust: New York, Municipal Securities Trust Certificates, Series 7066, Class B, 144A, 7.535%, 6/1/2022, Leverage Factor at purchase date: 4 to 1
New York, Metropolitan Transportation Authority Revenue, Series A, 5.50%, 11/15/2016 (a) (d)	10,000,000	10,810,700
Trust: New York, Municipal Securities Trust Certificates, Series 7000, Class B, 144A, 6.8%, 11/15/2016, Leverage Factor at purchase date: 2 to 1
New York, State Dormitory Authority Revenues, Mental Health Services, Series B, 6.0%, 8/15/2016 (a) (d)	3,780,000	4,230,406
Trust: New York, State Dormitory Authority Revenues, Residual Certificates, Series 310, 144A, 7.725%, 2/15/2010, Leverage Factor at purchase date: 2 to 1
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (d)	5,095,207	5,321,083
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2 144A, 7.427%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New York & New Jersey Port Authority Revenue, Series 147, AMT, 5.0%, 10/15/2023 (a) (d)	8,260,000	8,462,453
Trust: New York & New Jersey Port Authority Revenue, Series 1969, AMT, 144A, 7.31%, 4/15/2015, Leverage Factor at purchase date: 4 to 1

		68,577,657
Texas 4.5%
Texas, Dallas-Fort Worth International Airport Revenue, Series A, AMT, 5.50%, 11/1/2020 (a) (d)	7,130,000	7,497,551
Trust: Texas, Dallas-Fort Worth International Airport Revenue, Series 350, AMT, 144A, 6.712%, 5/1/2011, Leverage Factor at purchase date: 2 to 1

Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 4.291% ***, 12/15/2026 (d)	5,350,000	5,035,046
Trust: Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, RITES-PA-1439, 144A, 4.252%, 12/15/2026, Leverage Factor at purchase date: 2 to 1
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 4.141% ***, 12/15/2017 (d)	20,000,000	19,449,536

	Trust: Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, RITES-PA-1447, 144A, 3.425%, 12/15/2017, Leverage Factor at purchase date: 5 to 1
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020 (d)			10,000,000	10,544,300
	Trust: Texas, Municipal Securities Trust Certificates, Series 7062, Class B, 144A, 9.415%, 8/1/2020, Leverage Factor at purchase date: 4 to 1

				42,526,433
Washington 1.7%
Washington, Energy Northwest, Electric Revenue, Columbia Generating, Series A, 5.375%, 7/1/2015 (a) (d)			12,500,000	13,250,813
	Trust: Washington, Energy Northwest, Electric Revenue, RITES-PA-825, 6.44%, 144A, 7/1/2015, Leverage Factor at purchase date: 2 to 1
Washington, State Public Power Supply System, Nuclear Project No. 2, 6.72%, 7/1/2012, Leverage Factor at purchase date: 2 to 1			3,000,000	3,410,370

				16,661,183

Total Municipal Inverse Floating Rate Notes (Cost $228,552,593)				231,992,509
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,050,346,024)		114.7		1,099,132,410
Other Assets and Liabilities, Net		(14.7)		(140,453,210)

Net Assets		100.0		958,679,200

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2007.

**	Partial interest paying security. The rate shown represents 65% of the original coupon rate.
***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of August 31, 2007.

(a)	Bond is insured by one of these companies:
		As a % of Total
	Insurance Coverage	Investment Portfolio
	Ambac Financial Group, Inc.	4.2
	Financial Guaranty Insurance Company	6.3
	Financial Security Assurance, Inc.	8.3
	MBIA Corp.	10.5
(b)	Security incorporates a letter of credit from a major bank.
(c)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities
				Value as a
	Acquisition	Acquisition		% of Net
Security	Date	Cost ($)	Value ($)	Assets
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, AMT, 144A, 8.25%, 6/15/2020	12/12/1989	814,284	795,541	0.1
(d)	Security forms part of the below tender option bond trust. The principal amount and value shown take into account the leverage factor.
(e)	Delayed delivery.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 17, 2007